Accounts payable and accrued expenses	12 Months Ended
Jun. 30, 2017
Payables and Accruals [Abstract]
Accounts payable and accrued expenses

Note 7. Accounts payable and accrued expenses

Accounts payable and accrued expenses consisted of the following at June 30, 2017 and June 30, 2016:

	June 30, 2017	June 30, 2016
Accounts payable	$494,515	$73,400
Accrued salaries and benefits	274,050	21,376
Accrued bonuses	—	126,575
Accrued stock-based compensation	399,157	179,079
Other accrued expenses	168,646	143,216
Totals	$1,336,368	$543,646